CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Class B membership interest	Noncontrolling interest	Summit Investments' equity in contributed subsidiaries	Summit Investments' equity in contributed subsidiaries Class B membership interest	Limited partners, Common	Limited partners, Common Class B membership interest	Limited partners, Subordinated	General Partner
Beginning balance at Dec. 31, 2013	$ 1,395,806			$ 426,663		$ 566,532		$ 379,287	$ 23,324
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(47,368)			(23,376)		(15,948)		(11,169)	3,125
Distributions to unitholders	(122,224)					(67,658)		(49,796)	(4,770)
Compensation	4,696	$ 1,145			$ 1,145	4,696
Tax withholdings on vested SMLP LTIP awards	(656)					(656)
Issuance of common units, net of offering costs	197,806					197,806
Contribution from General Partner	4,235								4,235
Purchase of Red Rock Gathering	(307,941)			(307,941)
Excess of purchase price over acquired carrying value of Red Rock Gathering				66,124		(37,910)		(26,891)	(1,323)
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	0
Assets contributed to Red Rock Gathering from Summit Investments	4,233					2,426		1,722	85
Excess of acquired carrying value over consideration paid for Polar and Divide	0
Cash advance from Summit Investments to contributed subsidiaries, net	674,383			674,383
Expenses paid by Summit Investments on behalf of contributed subsidiaries	24,884			24,884
Capitalized interest allocated to contributed subsidiaries from Summit Investments	1,310			1,310
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	597			597
Repurchase of SMLP LTIP units	(228)					(228)
Ending balance at Dec. 31, 2014	1,830,678			863,789		649,060		293,153	24,676
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(222,228)			(30,016)		(123,817)		(71,793)	3,398
Distributions to unitholders	(152,074)					(86,880)		(55,410)	(9,784)
Compensation	6,174	843			843	6,174
Tax withholdings on vested SMLP LTIP awards	(1,616)					(1,616)
Issuance of common units, net of offering costs	221,977					221,977
Contribution from General Partner	4,737								4,737
Purchase of Red Rock Gathering	(285,677)			(285,677)
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	0
Assets contributed to Red Rock Gathering from Summit Investments	0
Excess of acquired carrying value over consideration paid for Polar and Divide	0			(130,367)		80,079		47,681	2,607
Cash advance from Summit Investments to contributed subsidiaries, net	320,527			320,527
Expenses paid by Summit Investments on behalf of contributed subsidiaries	22,879			22,879
Capitalized interest allocated to contributed subsidiaries from Summit Investments	1,079			1,079
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	0
Ending balance at Dec. 31, 2015	1,747,299			763,057		744,977		213,631	25,634
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(38,187)		$ (14)	2,745		(49,219)		1,040	7,261
Distributions to unitholders	(167,504)					(142,214)		(14,034)	(11,256)
Compensation	7,550	$ 435			$ 130	7,550	$ 305
Tax withholdings on vested SMLP LTIP awards	(1,181)					(1,181)
Issuance of common units, net of offering costs	125,233					125,233
Contribution from General Partner	2,702								2,702
Subordinated units conversion						200,637		$ (200,637)
Purchase of Red Rock Gathering	(866,858)			(866,858)
Establishment of noncontrolling interest			11,261	(11,261)
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	342,926			342,926
Assets contributed to Red Rock Gathering from Summit Investments	0
Excess of acquired carrying value over consideration paid for Polar and Divide	(247,997)			(247,997)		243,044			4,953
Cash advance from Summit Investments to contributed subsidiaries, net	12,214			12,214
Expenses paid by Summit Investments on behalf of contributed subsidiaries	4,821			4,821
Capitalized interest allocated to contributed subsidiaries from Summit Investments	223			$ 223
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	0
Ending balance at Dec. 31, 2016	$ 1,169,673		$ 11,247			$ 1,129,132			$ 29,294